Average Annual Total Returns - Emerging Markets All Cap	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years		MSCI Emerging Markets IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI Emerging Markets IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI Emerging Markets IndexSM (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Lipper Emerging Market Funds Index 1 Year	Lipper Emerging Market Funds Index 5 Years	Lipper Emerging Market Funds Index 10 Years
Total	Jan. 11, 1994	10.71%	12.78%	3.94%	9.34%	12.45%	3.65%	7.15%	10.36%	3.18%	Mar. 01, 1999	15.26%	13.22%	3.91%	Oct. 03, 2008	17.41%	14.35%	4.79%	Oct. 25, 2005	17.49%	14.46%	4.92%	Sep. 24, 2012	17.58%	14.52%	4.89%	[1]	18.31%	12.81%	3.63%	20.52%	13.43%	4.23%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.